Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2019	December 31, 2018
Prepaid voyage and operating costs	$5,726	$9,261
Claims receivable	3,826	22,224
Prepaid other taxes	1,012	2,682
Advances for working capital purposes	—	18
Other	1,675	6,005
Total prepaid expenses and other current assets	$12,239	$40,190

Claims receivable mainly represents claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.

As of December 31, 2018, claims receivable include $11,571 related to insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay.